Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our former CEO (also referred to as “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Free Cash Flow.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1) (4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1) (4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income (in Thousands) ($)	Free Cash Flow (in Thousands) ($)(3)
2024	1,490,490	(6,467,228)	5,869,874	3,898,596	12.45	224.42	(2,713,942)	(2,903,515)
2023	6,837,213	(13,293,519)	8,544,858	3,677,588	17.36	162.40	(2,828,420)	(3,400,397)
2022	596,430	(643,851,664)	5,756,135	(29,632,802)	28.16	79.05	(1,304,460)	(3,301,110)
2021	565,591,512	1,148,791,229	21,230,163	55,097,849	156.91	109.93	(2,579,761)	(1,479,353)

(1)
Mr. Rawlinson served as our PEO for each of the fiscal years presented. For 2024, our non-PEO NEOs included Messrs. Dhingra, Winterhoff, Bach and Bell. For 2023, our non-PEO NEOs included Messrs. Dhingra, Winterhoff, Bach and Bell and Sherry House and for 2022 and 2021, our non-PEO NEOs included Messrs. Bach and Bell and Ms. House.

(2)
The Peer Group TSR set forth in this table utilizes the 20 largest public companies sharing the same SIC code as us, which is SIC code 3711, “Motor Vehicles and Passenger Car Bodies” (“Motor Vehicles and Passenger Car Bodies Public Company Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting July 23, 2021, through the end of the listed year in the Company and in the Motor Vehicles and Passenger Car Bodies Public Company Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(3)
Free Cash Flow is not a financial measure prepared in accordance with GAAP. For information on how we compute these non-GAAP financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Annex B: Reconciliation of Non-GAAP Financial Measures” in this Proxy Statement.

(4)
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2024:

	PEO 2024 ($)	Non-PEOs 2024 ($)
Summary Compensation Total	1,490,490	5,869,874
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	(4,617,249)
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	4,337,714
Plus Fair Value as of the Vesting Date for Awards Granted in the Covered Year and Vested in the Covered Year	—	220,948
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards Granted from Prior Years	(3,504,663)	(483,850)
Change in Fair Value as of Vesting Date of Awards Granted from Prior Years that Vested in the Covered Year	(4,453,055)	(516,531)
Less Fair Value of Awards Forfeited during the Covered Year	—	(912,310)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Benefit Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	(6,467,228)	3,898,596

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)
Mr. Rawlinson served as our PEO for each of the fiscal years presented. For 2024, our non-PEO NEOs included Messrs. Dhingra, Winterhoff, Bach and Bell. For 2023, our non-PEO NEOs included Messrs. Dhingra, Winterhoff, Bach and Bell and Sherry House and for 2022 and 2021, our non-PEO NEOs included Messrs. Bach and Bell and Ms. House.

Peer Group Issuers, Footnote
(2)
The Peer Group TSR set forth in this table utilizes the 20 largest public companies sharing the same SIC code as us, which is SIC code 3711, “Motor Vehicles and Passenger Car Bodies” (“Motor Vehicles and Passenger Car Bodies Public Company Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting July 23, 2021, through the end of the listed year in the Company and in the Motor Vehicles and Passenger Car Bodies Public Company Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,490,490	$ 6,837,213	$ 596,430	$ 565,591,512
PEO Actually Paid Compensation Amount	$ (6,467,228)	(13,293,519)	(643,851,664)	1,148,791,229
Adjustment To PEO Compensation, Footnote
(4)
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2024:
	PEO 2024 ($)	Non-PEOs 2024 ($)
Summary Compensation Total	1,490,490	5,869,874
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	(4,617,249)
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	4,337,714
Plus Fair Value as of the Vesting Date for Awards Granted in the Covered Year and Vested in the Covered Year	—	220,948
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards Granted from Prior Years	(3,504,663)	(483,850)
Change in Fair Value as of Vesting Date of Awards Granted from Prior Years that Vested in the Covered Year	(4,453,055)	(516,531)
Less Fair Value of Awards Forfeited during the Covered Year	—	(912,310)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Benefit Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	(6,467,228)	3,898,596

Non-PEO NEO Average Total Compensation Amount	$ 5,869,874	8,544,858	5,756,135	21,230,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,898,596	3,677,588	(29,632,802)	55,097,849
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2024:
	PEO 2024 ($)	Non-PEOs 2024 ($)
Summary Compensation Total	1,490,490	5,869,874
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	(4,617,249)
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	—	4,337,714
Plus Fair Value as of the Vesting Date for Awards Granted in the Covered Year and Vested in the Covered Year	—	220,948
Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards Granted from Prior Years	(3,504,663)	(483,850)
Change in Fair Value as of Vesting Date of Awards Granted from Prior Years that Vested in the Covered Year	(4,453,055)	(516,531)
Less Fair Value of Awards Forfeited during the Covered Year	—	(912,310)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—
Less Aggregate Change in Actuarial Present Value of Benefit Accumulated Benefit Under Pension Plans	—	—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—
Compensation Actually Paid	(6,467,228)	3,898,596

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VERSUS FREE CASH FLOW
Total Shareholder Return Vs Peer Group	Cumulative Total Shareholder Return
Tabular List, Table
The Company used only the two financial performance measures set forth below to link Compensation Actually Paid to our NEOs for fiscal 2024 to Company performance.
Performance Measures
Free Cash Flow
Gross Margin

Total Shareholder Return Amount	$ 12.45	17.36	28.16	156.91
Peer Group Total Shareholder Return Amount	224.42	162.4	79.05	109.93
Net Income (Loss)	$ (2,713,942,000)	$ (2,828,420,000)	$ (1,304,460,000)	$ (2,579,761,000)
Company Selected Measure Amount	(2,903,515,000)	(3,400,397,000)	(3,301,110,000)	(1,479,353,000)
PEO Name	Mr. Rawlinson
Net Cash Provided by (Used in) Operating Activities	$ (2,019,674,000)	$ (2,489,753,000)	$ (2,226,258,000)	$ (1,058,133,000)
Payment To Acquire Productive Asset	(883,841,000)	(910,644,000)	(1,074,852,000)	(421,220,000)
Nongaap Measure Free Cash Flow	$ (2,903,515,000)	$ (3,400,397,000)	$ (3,301,110,000)	$ (1,479,353,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
(3)
Free Cash Flow is not a financial measure prepared in accordance with GAAP. For information on how we compute these non-GAAP financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Annex B: Reconciliation of Non-GAAP Financial Measures” in this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,504,663)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,453,055)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair Value of Awards Forfeited during the Covered Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,617,249
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,337,714
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,850)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,948
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,531)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair Value of Awards Forfeited during the Covered Year [member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (912,310)